Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2018
Significant Accounting policies [Abstract]
Statement of Cash Flows

Statement of Cash Flows:  In November 2016, the FASB issued ASU No. 2016-18—Statement of Cash Flows (Topic 230) - Restricted Cash which addresses the requirement that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. Effective March 31, 2018, the Company has adopted the aforementioned ASU. The only effect the adoption of ASU 2016-18 had on prior period information is the change at the presentation of the restricted cash on the statement of cash flows. Comparative period of the statement of cash flow has been retrospectively adjusted to reflect the adoption of ASU No.2016-18. (Note 3)

In August 2016, the FASB issued ASU No. 2016-15- Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments which addresses certain cash flow issues with the objective of reducing the existing diversity in practice: ASU 2016-15 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company has adopted the provisions of this guidance which did not impact the condensed consolidated financial statements and notes disclosures.

Revenue from Contracts with Customers

Revenue from Contracts with Customers: In March 2016, the FASB issued ASU 2016-08, "Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) ("ASU 2016-08"), which clarifies the implementation guidance on principal versus agent considerations. In May and April 2016, the FASB issued two Updates with respect to Topic 606: ASU 2016-10, "Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing" and ASU 2016-12, "Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients." The amendments in these Updates do not change the core principle of the guidance in Topic 606, which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) Identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The amendments in Update 2016-10 simply clarify the following two aspects of Topic 606: (1) identifying performance obligations and (2) licensing implementation guidance. The amendments in Update 2016-12 similarly affect only certain narrow aspects of Topic 606; namely, (1) "Assessing the Collectability Criterion in Paragraph 606-10-25-1(e) and Accounting for Contracts That Do Not Meet the Criteria for Step 1 (Applying Paragraph 606-10-25-7)," (2) "Presentation of Sales Taxes and Other Similar Taxes Collected from Customers," (3) "Noncash Consideration," (4) "Contract Modifications at Transition," (5) "Completed Contracts at Transition," and (6)  "Technical Correction." The amendments in these Updates also affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606). The effective date and transition requirements for the amendments in these Updates are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by Update 2014-09). Accounting Standards Update 2015-14, "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date," has deferred the effective date of Update 2014-09 for public business entities to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period.

The new revenue standard was applied using a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which includes additional footnote disclosures). On January 1, 2018, the Company adopted the accounting standards update using the modified retrospective approach. The accounting standard updates require an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. As a result of adoption, there was no cumulative impact to the Company's accumulated deficit at January 1, 2018. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. (Note 12)

Definition of business

Definition of business: In January 2017, the FASB issued ASU 2017-01 Business Combinations to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets of business. Under current implementation guidance, the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill and consolidation. ASU 2017-01 is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The Company has adopted the provisions of this guidance which did not impact the condensed consolidated financial statements and notes disclosures.

Concentration of credit risk

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents; trade accounts receivable and derivative contracts (interest rate swaps and foreign currency contracts). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Company places its cash and cash equivalents, consisting mostly of bank deposits, with qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties. When considered necessary, additional arrangements are put in place to minimize credit risk, such as letters of credit or other forms of payment guarantees. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable. The Company has made advances for the construction of drilling units in a major shipyard in Korea. The ownership of the drilling units is transferred from the yard to the Company at delivery. As of June 30, 2018, cumulative installment payments made to the yard amounted to approximately $501,258 for the two drilling units under construction (Note 6).

Treasury stock

Treasury stock: Treasury stock is stock that is repurchased by the issuing entity, reducing the amount of outstanding shares in the open market. When shares are repurchased, they may either be cancelled or held for reissue. Under the Company’s articles of association repurchased shares are not immediately considered as cancelled. If not cancelled, such shares are referred to as treasury shares. Treasury shares are essentially the same as unissued capital and reduce ordinary share capital. The cost of the acquired shares should generally be shown as a deduction from stockholders’ equity. Dividends on such shares held in the entity’s treasury should not be reflected as income and not shown as a reduction in equity. Gains and losses on sales of treasury stock should be accounted for as adjustments to stockholders’ equity and not as part of income. Depending on whether the shares are acquired for reissuance or retirement, treasury shares are accounted for under the cost method or the constructive retirement method. The cost method is also used when reporting entity management has not made decisions as to whether the reacquired shares will be retired, held indefinitely or reissued.

Recent accounting pronouncements

Recent accounting pronouncements:

Leases: In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. The accounting standards update requires (a) lessees to recognize a right to use asset and a lease liability for virtually all leases, and (b) updates previous accounting standards for lessors to align certain requirements with the updates to lessee accounting standards and the revenue recognition accounting standards. In July 2018, the FASB issued ASU No. 2018-11, Leases (ASC 842) – Targeted Improvements. The amendments in this Update: (i) provide entities with an additional (and optional) transition method to adopt the new leases standard, under which an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers' requests and (ii) provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (Topic 606) and both of the following are met: (a) The timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (b) The lease component, if accounted for separately, would be classified as an operating lease. If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with Topic 606. The update is effective for interim and annual periods beginning after December 15, 2018, including interim periods within those annual periods. The Company previously disclosed its intention to adopt this standard at the same time as it adopted the new revenue standard discussed below; however, the Company now expects to adopt this new guidance in the first quarter of 2019. The Company is currently evaluating the impact that this new guidance will have on its consolidated financial statements.

Measurement of Credit Losses on Financial Instruments: On June 16, 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), which introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. The new model will apply to: (1) loans, accounts receivable, trade receivables, and other financial assets measured at amortized cost, (2) loan commitments and certain other off-balance sheet credit exposures, (3) debt securities and other financial assets measured at fair value through other comprehensive income, and (4) beneficial interests in securitized financial assets. This update is effective for annual and interim periods beginning after January 1, 2020. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements.